SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Short-term investments
Balance of short-term investments	$ 1,808,324		$ 2,554,319
Changes in fair value of short-term investments	201,733	$ 542,128
Accounts receivable, net of provision for doubtful accounts
Reversal allowance for expected credit losses			702,156
Reversed allowance for expected credit losses	(749,688)	398,378
Prepayments
Provision for doubtful accounts of prepayments	10,825	164,953
Allowances for doubtful accounts for prepayments	$ 10,825	164,953
Media deposits
Percentage of deposit on guaranteed minimum spend	10.00%
Media deposits - third parties	$ 510,926		$ 713,938
US Treasury Bills
Short-term investments
Changes in fair value of short-term investments		3,538
Investments in trading securities
Short-term investments
Changes in fair value of short-term investments	$ 201,733	$ 538,590